MINERAL PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Mineral Industries Disclosures [Abstract]
MINERAL PROPERTIES
NOTE 3 — MINERAL PROPERTIES

The Company’s Relief Canyon property rights currently total approximately 29,000 acres and are comprised of approximately 1,056 owned unpatented mining claims, 120 owned millsite claims, 143 leased unpatented mining claims, and 4,127 acres of leased and 3,739 acres of subleased private lands. Most of the property on which the Relief Canyon deposit is located is subject to a 2% net smelter return production royalty, with a portion of that property subject to net smelter return production royalties totaling 4.5%. The rest of the property is subject, under varying circumstances, to net smelter return production royalties ranging from 2% to 5%.

Pershing Pass Property

The Pershing Pass property consists of over 765 unpatented mining claims (746 owned and 19 leased) covering approximately 12,900 acres and a mining lease of private lands covering approximately 635 acres.  Out of the total unpatented mining claims, 17 unpatented mining claims are subject to a 2% net smelter return royalty and 19 unpatented mining claims are leased with a purchase option.

The primary term of the mining lease of private lands is ten years ending in January 2023, which may be extended as long as mineral exploration, development or mining continue on the property. Production from the private lands covered by the lease is subject to a 2% net smelter return royalty on all metals produced other than gold, and to a royalty on gold indexed to the gold price, ranging from 2% at gold prices of less than $500 per ounce to 3.5% at gold prices over $1,500 per ounce. Prior to one year after commercial production begins, the Company can repurchase up to 3% of the royalty on gold production at the rate of $600,000 for each 1%.

In September 2013, the Company entered into a lease agreement and purchase option for 19 unpatented mining claims (approximately 400 acres) in the Pershing Pass Property. Production from the lease is subject to a 1% net smelter return royalty on precious metals and a 0.5% net smelter royalty on all other metals produced from the leased property. Prior to production, and starting in September 2016, the Company is required to pay a $10,000 annual advance minimum royalty payment until September 2023. The annual advance minimum royalty payment increases to $12,500 in September 2023, to $15,000 in September 2028 and to $20,000 in September 2033.  The Company has the right to buy the leased claims at any time for $250,000.

Coal Canyon Property

In December 2017, the Company entered into two mining leases at Coal Canyon, which is west of the Relief Canyon Mine. One such mining lease with Good Springs Exploration, LLC and Clancy Wendt (collectively “Lessor”) covers 43 unpatented mining claims adding 800 acres to the Company’s property holdings. The lease contains customary terms and conditions, with a primary term of ten years, which may be extended, annual advance royalty payments to Lessor starting at $20,000 per year, capping at $50,000, which payments are recoupable against a 3% net smelter return production royalty, which royalty can be bought down by one percent point of net smelter return for a payment of
$1,000,000
, and also includes a conditional purchase option for $350,000.

A second mining lease with New Nevada Resources, LLC and New Nevada Lands, LLC (collectively “New Nevada”) covers 1,899 acres of fee land. The lease contains customary terms and conditions, with a primary term of twenty years, which may be extended, with annual advance royalty payments to New Nevada starting at $10 per acre capping at $25 per acre, which payments are recoupable against a 3% net smelter return production royalty. This royalty can be reduced by one percent of net smelter return in exchange for a payment of $1 million, and also includes a conditional purchase option at a price of $500 per acre.

Newmont Properties

On April 5, 2012, the Company purchased from Victoria Gold Corp. and Victoria Resources (US) Inc. (collectively, “Victoria”) their interest in approximately 13,300 acres of mining claims and private lands adjacent to the Company’s original landholdings at the Relief Canyon Mine in Pershing County, Nevada.

Approximately 8,900 acres of the lands that the Company acquired from Victoria were a leasehold interest comprised of unpatented mining claims and private lands subject to a 2006 Mineral Lease and Sublease with Newmont USA Ltd. (“Newmont”), which the Company refers to as the Newmont Leased property. At that time, the Newmont Leased property consisted of 155 unpatented lode mining claims owned by Newmont comprising approximately 2,800 acres, approximately 4,900 acres of privately-owned fee minerals leased by Newmont from the owners, and 62 unpatented mining claims that were owned by Victoria within the Newmont Leased property and area of interest.

On January 14, 2015, the Company entered into an Asset Purchase Agreement with Newmont (the “Asset Purchase Agreement”) pursuant to which the Company acquired for $6.0 million, 74 unpatented mining claims totaling approximately 1,300 acres that the Company had previously leased from Newmont, and entered into a new mining lease directly with New Nevada Resources, LLC and New Nevada Lands, LLC for approximately 1,600 acres of fee, or private, land that the Company had previously subleased from Newmont.

As part of the January 2015 transactions completed pursuant to the Asset Purchase Agreement, a subsidiary of the Company entered into a Mining Lease (the “2015 Mining Lease”) with New Nevada Resources, LLC and New Nevada Lands, LLC (the “Owners”), covering certain fee lands (the “Leased Properties”) included in the Company’s Relief Canyon properties. The 2015 Mining Lease has a term of twenty years and for as long thereafter as any mining, development or processing operations are being conducted on a continuous basis. The 2015 Mining Lease contains customary terms and conditions, including an advance royalty and a 2.5% net smelter returns production royalty on the Leased Properties payable to the Owners.

Newmont Leased Property

As part of the Asset Purchase Agreement transactions, Newmont and the Company entered into an amendment of the 2006 Minerals Lease and Sublease (the “Third Amendment”), pursuant to which the Company agreed to a $2.6 million work commitment on the properties remaining subject to the 2006 Minerals Lease and Sublease to be expended by the seventh anniversary of the effective date of the Third Amendment. Upon the eighth anniversary of the effective date of the Third Amendment, the Company shall pay an annual rental payment of $10.00 per acre if the Company does not incur $500,000 in qualified expenditures during the preceding year. Expenditures incurred in excess of the annual work commitment or rental payment obligation may be carried forward as credits against future annual work commitment obligations or rental payment obligations. As of December 15, 2017, the most recent cost reporting date under the Third Amendment, the Company can credit approximately $2.9 million in exploration expenditures already incurred against the remaining $2.3 million work commitment and future rental payment obligations.

Also as part of the transactions completed pursuant to the Asset Purchase Agreement, Newmont and the Owners entered into a new Mining Lease (the “2015 Newmont Lease”) covering about 2,770 acres of private lands included in the Company’s Relief Canyon properties (the “Subleased Properties”) and subleased by the Company from Newmont pursuant to the 2006 Minerals Lease and Sublease. The 2015 Newmont Lease has a term of twenty years and for as long thereafter as any mining, development or processing operations are being conducted on a continuous basis. The 2015 Newmont Lease contains customary terms and conditions, including an advance royalty and a 2.5% net smelter returns production royalty on the Subleased Properties payable to the Owners. The Company continues to hold rights to the Subleased Properties pursuant to its 2006 Minerals Lease and Sublease with Newmont.

On March 29, 2017, the Company entered into a Mining Sublease with Newmont granting the Company the exclusive right to prospect, explore for, develop, and mine minerals on certain lands within the Pershing Pass area south of the Relief Canyon Mine. The Mining Sublease has an initial term of ten years and may be extended by the Company until December 3, 2034 and so long thereafter as any mining, development, or processing operations are being conducted continuously. The Mining Sublease calls for the Company to make minimum work expenditures for the first four years of the Mining Sublease, followed by annual advanced minimum royalty payments to Newmont to maintain the Mining Sublease in good standing. The Sublease may be terminated any time after providing 90-days written notice of termination. If the required minimum work commitment of $500,000 has not been satisfied prior to termination the Company must pay Newmont the difference between the $500,000 required minimum work commitment and costs already incurred by the Company towards the required minimum work commitment. As of June 30, 2018, the most recent cost reporting date under the Mining Sublease, the Company can credit approximately $270,000 in exploration expenditures already incurred against the $1.5 million work commitment.

General

In February 2018, the Company increased its statewide surface management surety bonds by $200,000 with the United States Department of the Interior Bureau of Land Management (“BLM”) as required by the State of Nevada. No additional collateral was required. As of June 30, 2018, the Company had posted statewide surface management surety bonds in the total amount of approximately $12.5 million, which was approximately $80,000 in excess of the coverage requirement as of June 30, 2018, to reclaim land disturbed in its exploration and mining operations. The surface management surety bonds are provided through third-party insurance underwriters. The Company was required to deposit a total of $3,690,000, or approximately 30% of the total surety bonds, in collateral accounts. The funds deposited in the collateral accounts are classified as restricted cash – noncurrent on the Company’s balance sheet.

As of June 30, 2018, based on management’s review of the carrying value of mineral rights, management determined that there is no evidence that the cost of these acquired mineral rights will not be fully recovered and accordingly, the Company determined that no adjustment to the carrying value of mineral rights was required. As of the date of these consolidated financial statements, the Company has not established any proven or probable reserves on its mineral properties and has incurred only acquisition and exploration costs.

Mineral properties consisted of the following:

	June 30, 2018	December 31, 2017
	(Unaudited)
Relief Canyon Mine — Gold Acquisition	$8,571,071	$8,501,071
Relief Canyon Mine — Newmont Properties	13,709,441	13,709,441
Pershing Pass Property	593,400	593,400

	$22,873,912	$22,803,912

NOTE 3 — MINERAL PROPERTIES

The Company’s Relief Canyon property rights currently total approximately 29,000 acres and are comprised of approximately 1,056 owned unpatented mining claims, 120 owned millsite claims, 143 leased unpatented mining claims, and 4,127 acres of leased and 3,739 acres of subleased private lands. Most of the property on which the Relief Canyon deposit is located is subject to a 2% net smelter return production royalty, with a portion of that property subject to net smelter return production royalties totaling 4.5%. The rest of the property is subject, under varying circumstances, to net smelter return production royalties ranging from 2% to 5%.

Pershing Pass Property

The Pershing Pass property consists of over 765 unpatented mining claims (746 owned and 19 leased) covering approximately 12,900 acres and a mining lease of private lands covering approximately 635 acres.  Out of the total unpatented mining claims, 17 unpatented mining claims are subject to a 2% net smelter return royalty and 19 unpatented mining claims are leased with a purchase option.

The primary term of the mining lease of private lands is ten years ending in January 2023, which may be extended as long as mineral exploration, development or mining continue on the property. Production from the private lands covered by the lease is subject to a 2% net smelter return royalty on all metals produced other than gold, and to a royalty on gold indexed to the gold price, ranging from 2% at gold prices of less than $500 per ounce to 3.5% at gold prices over $1,500 per ounce. Prior to one year after commercial production begins, the Company can repurchase up to 3% of the royalty on gold production at the rate of $600,000 for each 1%.

In September 2013, the Company entered into a lease agreement and purchase option for 19 unpatented mining claims (approximately 400 acres) in the Pershing Pass Property. Production from the lease is subject to a 1% net smelter return royalty on precious metals and a 0.5% net smelter royalty on all other metals produced from the leased property. Prior to production, and starting in September 2016, the Company is required to pay a $10,000 annual advance minimum royalty payment until September 2023. The annual advance minimum royalty payment increases to $12,500 in September 2023, to $15,000 in September 2028 and to $20,000 in September 2033.  The Company has the right to buy the leased claims at any time for $250,000.

Coal Canyon Property

In December 2017, the Company entered into two mining leases at Coal Canyon, which is west of the Relief Canyon Mine. One such mining lease with Good Springs Exploration, LLC and Clancy Wendt (collectively “Lessor”) covers 43 unpatented mining claims adding 800 acres to the Company’s property holdings. The lease contains customary terms and conditions, with a primary term of ten years, which may be extended, annual advance royalty payments to Lessor starting at $20,000 per year, capping at $50,000, which payments are recoupable against a 3% net smelter return production royalty, which royalty can be bought down by one percent point of net smelter return for a payment of one million dollars, and also includes a conditional purchase option for $350,000.

A second mining lease with New Nevada Resources, LLC and New Nevada Lands, LLC (collectively “Owner”) covers 1,899 acres of fee land. The lease contains customary terms and conditions, with a primary term of twenty years, which may be extended, with annual advance royalty payments to Owner starting at $10 per acre capping at $25 per acre, which payments are recoupable against a 3% net smelter return production royalty. This royalty can be reduced by one percent of net smelter return in exchange for a payment of $1 million, and also includes a conditional purchase option at a price of $500 per acre.

Newmont Properties

On April 5, 2012, the Company purchased from Victoria Gold Corp. and Victoria Resources (US) Inc. (collectively, “Victoria”) their interest in approximately 13,300 acres of mining claims and private lands adjacent to the Company’s original landholdings at the Relief Canyon Mine in Pershing County, Nevada.

Approximately 8,900 acres of the lands that the Company acquired from Victoria were a leasehold interest comprised of unpatented mining claims and private lands subject to a 2006 Mineral Lease and Sublease with Newmont USA Ltd. (“Newmont”), which the Company refers to as the Newmont Leased property. At that time, the Newmont Leased property consisted of 155 unpatented lode mining claims owned by Newmont comprising approximately 2,800 acres, approximately 4,900 acres of privately-owned fee minerals leased by Newmont from the owners, and 62 unpatented mining claims that were owned by Victoria within the Newmont Leased property and area of interest.

On January 14, 2015, the Company entered into an Asset Purchase Agreement with Newmont (the “Asset Purchase Agreement”) pursuant to which the Company acquired for $6.0 million, 74 unpatented mining claims totaling approximately 1,300 acres that the Company had previously leased from Newmont, and entered into a new mining lease directly with New Nevada Resources, LLC and New Nevada Lands, LLC for approximately 1,600 acres of fee, or private, land that the Company had previously subleased from Newmont.

As part of the January 2015 transactions completed pursuant to the Asset Purchase Agreement, a subsidiary of the Company entered into a Mining Lease (the “2015 Mining Lease”) with New Nevada Resources, LLC and New Nevada Lands, LLC (the “Owners”), covering certain fee lands (the “Leased Properties”) included in the Company’s Relief Canyon properties. The 2015 Mining Lease has a term of twenty years and for as long thereafter as any mining, development or processing operations are being conducted on a continuous basis. The 2015 Mining Lease contains customary terms and conditions, including an advance royalty and a 2.5% net smelter returns production royalty on the Leased Properties payable to the Owners.

Newmont Leased Property

As part of the Asset Purchase Agreement transactions, Newmont and the Company entered into an amendment of the 2006 Minerals Lease and Sublease (the “Third Amendment”), pursuant to which the Company agreed to a $2.6 million work commitment on the properties remaining subject to the 2006 Minerals Lease and Sublease to be expended by the seventh anniversary of the effective date of the Third Amendment. Upon the eighth anniversary of the effective date of the Third Amendment, the Company shall pay an annual rental payment of $10.00 per acre if the Company does not incur $500,000 in qualified expenditures during the preceding year. Expenditures incurred in excess of the annual work commitment or rental payment obligation may be carried forward as credits against future annual work commitment obligations or rental payment obligations. As of December 15, 2017, the most recent cost reporting date, the Company can credit approximately $2.9 million in exploration expenditures already incurred against the remaining $2.3 million work commitment and future rental payment obligations.

Also as part of the transactions completed pursuant to the Asset Purchase Agreement, Newmont and the Owners entered into a new Mining Lease (the “2015 Newmont Lease”) covering about 2,770 acres of private lands included in the Company’s Relief Canyon properties (the “Subleased Properties”) and subleased by the Company from Newmont pursuant to the 2006 Minerals Lease and Sublease. The 2015 Newmont Lease has a term of twenty years and for as long thereafter as any mining, development or processing operations are being conducted on a continuous basis. The 2015 Newmont Lease contains customary terms and conditions, including an advance royalty and a 2.5% net smelter returns production royalty on the Subleased Properties payable to the Owners. The Company continues to hold rights to the Subleased Properties pursuant to its 2006 Minerals Lease and Sublease with Newmont.

On March 29, 2017, the Company entered into a Mining Sublease with Newmont granting the Company the exclusive right to prospect, explore for, develop, and mine minerals on certain lands within the Pershing Pass area south of the Relief Canyon Mine. The Mining Sublease has an initial term of ten years and may be extended by the Company until December 3, 2034 and so long thereafter as any mining, development, or processing operations are being conducted continuously. The Mining Sublease calls for the Company to make minimum work expenditures for the first four years of the Mining Sublease, followed by annual advanced minimum royalty payments to Newmont to maintain the Mining Sublease in good standing. The Sublease may be terminated any time after providing 90 days written notice of termination. If the required minimum work commitment of $500,000 has not been satisfied prior to termination the Company must pay Newmont the difference between the $500,000 required minimum work commitment and costs already incurred by the Company towards the required minimum work commitment. As of December 31, 2017, the most recent cost reporting date, the Company can credit approximately $260,000 in exploration expenditures already incurred against the $1.5 million work commitment.

General

As of December 31, 2017, the Company had posted statewide surface management surety bonds with the United States Department of the Interior Bureau of Land Management (“BLM”) as required by the State of Nevada in the amount of approximately $12.3 million, which was approximately $76,000 in excess of the coverage requirement as of December 31, 2017, to reclaim land disturbed in its exploration and mining operations. The surface management surety bonds are provided through third-party insurance underwriters. The Company was required to deposit a total of $3,690,000, or 30% of the total surety bonds, in collateral accounts. The funds deposited in the collateral accounts are classified as restricted cash on the Company’s balance sheet. During February 2018, the Company increased its statewide surface management surety bonds by $200,000 for total coverage of $12.5 million. No additional collateral was required.

As of December 31, 2017, based on management’s review of the carrying value of mineral rights, management determined that there is no evidence that the cost of these acquired mineral rights will not be fully recovered and accordingly, the Company determined that no adjustment to the carrying value of mineral rights was required. As of the date of these consolidated financial statements, the Company has not established any proven or probable reserves on its mineral properties and has incurred only acquisition and exploration costs.

Mineral properties consisted of the following:

	December 31, 2017	December 31, 2016

Relief Canyon Mine — Gold Acquisition	$8,501,071	$8,501,071
Relief Canyon Mine — Newmont Properties	13,709,441	13,709,441
Pershing Pass Property	593,400	576,400

	$22,803,912	$22,786,912